September 14, 2012

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The SteelPath MLP Funds Trust

File Nos. 333-163614 and 811-22363

Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of The SteelPath MLP Funds Trust and its respective series (each, a “Fund”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement (“Proxy Statement”) to be used in connection with two special meetings of the shareholders of the Funds to be held in November 2012 (the “Meetings”). The Proxy Statement consists of notices of meetings, a proxy statement and forms of proxy.

The first Meeting will be held to consider the following items of business set forth below. We note that the Proxy Statement contains disclosure in Proposal 2 similar to that used by the Oppenheimer Main Street Funds in the preliminary proxy statement reviewed by the Staff filed on November 18, 2011 (SEC Accession No. 0000728889-11-001410).

1.	To approve a new investment advisory agreement for each Fund

2.	To approve changing, or removing, certain fundamental investment policies of each Fund as follows:

2a: Remove a Fund’s fundamental 80% investment policy (SteelPath MLP Alpha Fund, SteelPath MLP Income Fund and SteelPath Select 40 Fund)	2e: Revise the fundamental policy relating to lending (All Funds)

2b: Revise the fundamental policy relating to borrowing (All Funds)	2f: Revise the fundamental policy relating to real estate and commodities (All Funds)

2c: Revise the fundamental policy relating to concentration of investments (All Funds)	2g: Revise the fundamental policy relating to senior securities (All Funds)

2d: Remove the fundamental policy relating to diversification of investments (SteelPath MLP Select 40 Fund)	2h: Revise the fundamental policy relating to underwriting (All Funds)

3.	To amend and restate the Agreement and Declaration of Trust

The second Meeting will be held to elect new trustees.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber

Attachments

cc:	Gabriel Hammond
SteelPath Fund Advisors, LLC